Share Capital and Reserves (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 27, 2018	Nov. 04, 2018	Mar. 22, 2018
Disclosure of classes of share capital [line items]
Issuance of ordinary shares	31,000	19,000
Selling, general and administrative expenses	$ 35,854	$ 34,031	$ 56,292
Capital distribution aggregate amount	$ 602,450	$ 602,450
Share Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Issuance of ordinary shares	31,749	19,171
Issuance of ordinary shares price per share	$ 16.38	$ 21.07
Percentage of total issued shares (excluding treasury shares) of Kenon	3.00%
Fair value of the shares granted	$ 520	$ 404	1,000
Selling, general and administrative expenses	$ 511	$ 732	$ 508
Capital distribution [Member]
Disclosure of classes of share capital [line items]
Capital distribution aggregate amount						$ 665,000
Capital distribution aggregate amount per share						$ 12.35
Share capital and total equity reduced						$ 665,000
Board of Director [Member]
Disclosure of classes of share capital [line items]
Issuance of ordinary shares price per share				$ 1.86	$ 1.21
Fair value of the shares granted				$ 100,000	$ 65,000